FINANCIAL RISK MANAGEMENT ACTIVITIES - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	$ 15	$ 6		$ 0
Trade payables and accruals	772	667		600
Bank overdraft	9	2	[1]	0	[1]
Utilised facilities	2,239	1,983		1,909		$ 1,931
Lease liabilities	171	186		185		$ 153
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables and accruals	592	542		473
Bank overdraft	9	2
Utilised facilities	3,004	2,775		2,735
Lease liabilities	187	203		202
Financial liabilities	3,807	3,528		3,410
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	207	18		51
Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables and accruals	592	542		473
Bank overdraft	9	2
Utilised facilities	312	102		119
Lease liabilities	75	79		68
Financial liabilities	1,003	731		660
Between one and two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	65	149		31
Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables and accruals	0	0		0
Bank overdraft	0	0
Utilised facilities	160	249		115
Lease liabilities	65	63		50
Financial liabilities	225	312		165
Between two and five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	985	102		110
Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables and accruals	0	0		0
Bank overdraft	0	0
Utilised facilities	1,255	326		332
Lease liabilities	18	59		74
Financial liabilities	1,273	385		406
After five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Utilised facilities	982	1,714		1,717
After five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables and accruals	0	0		0
Bank overdraft	0	0
Utilised facilities	1,277	2,098		2,169
Lease liabilities	29	2		10
Financial liabilities	1,306	2,100		$ 2,179
Gold zero-cost collars | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	15
Gold zero-cost collars | Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	15
Gold zero-cost collars | Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	0
Gold zero-cost collars | Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	0
Gold zero-cost collars | After five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	$ 0
Brent Crude oil forward contracts | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		6
Brent Crude oil forward contracts | Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		6
Brent Crude oil forward contracts | Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		0
Brent Crude oil forward contracts | Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		0
Brent Crude oil forward contracts | After five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		$ 0

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.